Financial instruments - Schedule of Derivate Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative instrument assets
Derivative instrument assets, current	$ 11,791	$ 11,770
Derivative instrument assets, non-current	5,527	2,460
Total derivative instrument assets	17,318	14,230
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	14,189	2,959
Derivative instrument liabilities, non-current	4,588	990
Total derivative instrument liabilities	18,777	3,949
Foreign exchange contracts
Derivative instrument assets
Derivative instrument assets, current	112	7,708
Derivative instrument assets, non-current	633	550
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	14,088	22
Derivative instrument liabilities, non-current	4,575	984
Fuel contracts
Derivative instrument assets
Derivative instrument assets, current	2,572	3,369
Derivative instrument assets, non-current	444	852
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	80	0
Derivative instrument liabilities, non-current	13	6
Royal Gold deliverables
Derivative instrument assets
Derivative instrument assets, current	1,410	0
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	21	0
Copper contracts
Derivative instrument assets
Derivative instrument assets, current	7,697	693
Derivative instrument assets, non-current	4,450	1,058
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	$ 0	$ 2,937